ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details Narrative) - USD ($)	3 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Accounts Payable And Accrued Liabilities
Stock issued during period, shares, issued for settlement of accounts payable	0	2,984
Stock issued during period, value, issued for settlement of accounts payable	$ 0	$ 6,953
Amount of accounts payable settlement	0	7,851
Gain on debt settlements	$ 0	$ 898
Number of shares transferred	215,000
Settlement of interest included in accounts payable	$ 18,481